Fair Value Measurements	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 14 — Fair Value Measurements

The carrying amounts of the Company’s cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments. The Company believes the aggregate carrying value of debt not accounted for using the fair value option approximates its fair value as of June 30, 2026 and September 30, 2025 because the notes payable, the 7% promissory notes - related parties and the notes payable - related parties each mature within one year of the respective balance sheet dates.

Fair Value Hierarchy

Liabilities measured at fair value on a recurring basis as of June 30, 2026 are as follows:

	Level 1	Level 2	Level 3	Total
Earnout liability	$—	$—	$280	$280
Bifurcated conversion feature derivative	—	—	927	927
Notes payable measured at fair value	—	—	3,360	3,360
Liability-classified warrants	—	—	3,047	3,047

Total	$—	$—	$7,614	$7,614

The Company classifies the earnout liability, liability-classified warrants, bifurcated conversion feature derivative, and notes payable measured at fair value as Level 3 financial instruments due to the judgment required to develop the assumptions used and the significance of those assumptions to the fair value measurement. No financial instruments were transferred between levels of the fair value hierarchy during the nine months ended June 30, 2026 or 2025. The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:

Nine months ended June 30, 2026:	Earnout Liability	Liability Classified Warrants	Notes Payable Measured at Fair Value	Bifurcated Conversion Feature Derivative
Balance, September 30, 2025	$1,240	$6,859	$—	$—
Reclassification of warrant liabilities to equity	—	(6,912)	—
Issuance of notes payable measured at fair value	—	—	3,333	—
Issuance of Preferred Stock	—	—	—	927
Issuance of Preferred Stock warrants	—	2,780	—	—
Change in fair value included in net loss	(960)	320	27	—

Balance, June 30, 2026	$280	$3,047	$3,360	$927

Nine months ended June 30, 2025:	Earnout Liability	Liability Classified Warrants
Balance, September 30, 2024	$1,680	$2,139
Sale of warrants in private placement	—	2,853
Modification of warrants in connection with private placement	—	721
Exercise of warrants	—	(720)

Change in fair value included in net loss	(490)	(1,237)

Balance, June 30, 2025	$1,190	$3,756

Liability-Classified Warrants

As of June 30, 2026, liability-classified warrants consist of the Private Warrants and the Preferred Warrants. The Company estimates the fair value of the Private Warrants based on quoted market prices for the Public Warrants, which have substantially the same economic characteristics. As of September 30, 2025, the Company estimated the fair value of liability-classified warrants (other than the Private Warrants)—including those amended during the nine months ended June 30, 2026—using the Black-Scholes option pricing model. The following table summarizes the significant assumptions used in estimating the fair value of liability-classified warrants under the Black-Scholes option pricing model:

September 30, 2025
Stock price	$8.06
Expected volatility	79.0%
Risk-free rate	3.7%
Contractual term	4.3 – 4.9 years

Liability-Classified Preferred Warrants and Bifurcated Conversion Feature

The Preferred Shares and the shares of Series A 10% Convertible Preferred Stock underlying the Preferred Warrants are immediately convertible or exercisable into a variable number of common shares based on a fixed dollar amount. The Company estimated the fair value of these warrants and the bifurcated conversion feature associated with the Preferred Shares as equal to the fixed dollar amount associated with each warrant or share of convertible Series A 10% Convertible Preferred Stock. See Note 11, Equity.

Earnout Liability

The Company estimates the fair value of the earnout liability using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, expected term and risk-free rate that determine the probability of achieving the earnout conditions. The changes in the assumptions used to estimate the earnout liability were inconsequential for the three months ended June 30, 2026. The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:

	June 30, 2026	September 30, 2025
Stock price	$1.99	$8.06
Expected volatility	90.0%	80.0%
Risk-free rate	3.8%	3.8%
Contractual term	5.7 years	6.2 years

Notes Payable Measured at Fair Value

The Company estimates the fair value of the notes payable measured at fair value using the Black-Scholes option pricing model. The following table summarizes the significant assumptions used in estimating the fair value of notes payable measured at fair value under the Black-Scholes option pricing model:

June 30, 2026
Stock price	$1.99
Expected volatility	125.4 – 136.3%
Risk-free rate	3.8 – 3.9%
Contractual term	0.22 – 0.32 years

Note 17 — Fair Value Measurements

The carrying amounts of the Company’s cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments. The Company believes the aggregate carrying value of debt approximates its fair value as of September 30, 2025 and 2024 due to the relatively short duration of the notes payable, the 7% promissory notes - related parties and the notes payable - related parties.

Fair Value Hierarchy

Liabilities measured at fair value on a recurring basis as of September 30, 2025 are as follows:

	Level 1	Level 2	Level 3	Total

Earnout liability	$—	$—	$1,240	$1,240
Liability-classified warrants	—	—	6,859	6,859
Total	$—	$—	$8,099	$8,099

The Company classifies the earnout liability, the PIPE make-whole liability and the liability-classified warrants and the SAFEs as Level 3 financial instruments due to the judgment required to develop the assumptions used and the significance of those assumptions to the fair value measurement. No financial instruments were transferred between levels of the fair value hierarchy during the years ended September 30, 2025 or 2024.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:

	Earnout Liability	Liability Classified Warrants	PIPE Make-Whole Liability	SAFEs
Balance, September 30, 2023	$—	$—	$—	$1,512
Liabilities recognized in the Merger	33,559	150	2,071	—
Sale of warrants in the July 2024 Private Placement	—	6,397	—	—
Other warrants issued	—	732	—	—
Conversion to Class A Common Stock in the Merger	—	—	—	(1,522)
Exercise of warrants	—	(3,393)	—
Settlement of liability	—	(332)	(1,241)	—
Change in fair value included in net loss	(31,879)	(1,415)	(830)	10
Balance, September 30, 2024	$1,680	$2,139	$—	$—
Sale of warrants in the April 2025 Offering	—	2,853
Issuance of inducement warrants	—	5,699
Modification of warrants	—	1,214
Exercise of warrants	—	(4,242)
Change in fair value included in net loss	(440)	(804)
Balance, September 30, 2025	$1,240	$6,859

Liability-Classified Warrants

The Company estimates the fair value of liability classified warrants, other than the Private Warrants, using the Black-Scholes option pricing model, as described above under Note 2 — Summary of Significant Accounting Policies—Stock-Based Compensation. The following table summarizes the assumptions used in estimating the fair value of liability-classified warrants at the respective dates:

	September 30,
	2025	2024

Stock price	$8.06	$10.60
Expected volatility	79.0%	55.7%
Risk-free rate	3.7%	3.5 – 3.9%
Contractual term	4.3 – 4.9 years	1.1 – 5.1 years

The Company estimates the fair value of the Private Warrants based on quoted market prices for the Public Warrants, which have substantially the same economic characteristics.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Earnout Liability

The Company estimates the fair value of the earnout liability using a Monte Carlo simulation model that utilizes assumptions, including volatility, expected term and risk-free rate that determine the probability of achieving the earnout conditions. The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:

	September 30,
	2025	2024

Stock price	$8.06	$10.60
Expected volatility	80%	70%
Risk-free rate	3.8%	3.6%
Contractual term	6.2 years	7.2 years